BUSINESS AND FUNDING	12 Months Ended
Oct. 31, 2015
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

1.           BUSINESS AND FUNDING

Description of Business

As used herein, “we,” “us,” “our,” the “Company” or “ITUS” means ITUS Corporation and its wholly-owned subsidiaries.  From inception through October 2012, our primary operations involved the development of patented technologies in the areas of thin-film displays and encryption.  In October of 2012 under the leadership of a new management team, the Company undertook a transformation process to recapitalize the Company, unencumber the Company’s assets, seek reparations from a previous joint development partner, change the Company’s name and ticker symbol, relocate the Company’s headquarters and modernize its systems, and monetize patented technologies developed by the Company, or acquired from third parties. In July of 2015, the Company’s stock was accepted for listing and began trading on the NASDAQ Capital Market.

In June of 2015, the Company announced the formation of a new subsidiary, Anixa Diagnostics Corporation, to develop non-invasive blood tests for the early detection of solid tumor based cancers. In July of 2015, Anixa entered into a collaborative research agreement  with The Wistar Institute, the nation’s first independent biomedical research institute and a leading National Cancer Institute designated cancer research center, for the purpose of validating Anixa’s cancer detection methodologies and establishing protocols for identifying certain biomarkers in the blood stream identified by Anixa and associated with solid tumors. In October of 2015, Anixa and Wistar announced very favorable results from initial testing of a small group of breast cancer patients and healthy controls. One hundred percent (100%) of the blood samples tested from breast cancer patients showed the presence of the biomarkers identified by Anixa, and none of the healthy patient blood samples contained the biomarkers. A more extensive clinical study is currently being conducted.

Over the next several quarters, we expect Anixa to be the primary focus of the Company. As part of our legacy operations, the Company has outsourced a small development project in connection with one of the Company’s thin-film display technologies, and through certain of its subsidiary companies, the Company remains engaged in limited patent licensing activities in the areas of encryption, and advanced materials.  We do not expect these activities to be a significant part of the Company’s ongoing operations.

Over the past several quarters, our revenue has been derived from technology licensing and the sale of patented technologies, including in connection with the settlement of litigation. In addition to Anixa, the Company expects to make investments in and form new companies to develop additional emerging technologies.

AUO Lawsuit and Settlement

On December 29, 2014, the Company and AUO Optronics Corporation (“AUO”) entered into a Settlement Agreement (the “Settlement Agreement”) and a Patent Assignment Agreement (the “Patent Assignment Agreement” and together with the Settlement Agreement, the “Agreements”) pursuant to which the Company received an aggregate of $9,000,000 from AUO.  The Agreements were entered into to resolve a lawsuit filed by the Company against AUO, relating to the Company’s patented ePaper® Electrophoretic Display, and Nano Field Emission Display (“nFED”) technologies.

Background

In May 2011, the Company entered into an Exclusive License Agreement (the “EPD License Agreement”) and a License Agreement (the “Nano Display License Agreement”) with AUO (together the “AUO License Agreements”).  Under the EPD License Agreement, the Company provided AUO with an exclusive, non-transferable, worldwide license to its ePaper® Electrophoretic Display (“EPD”) patents and technology, in connection with AUO jointly developing EPD products with the Company.  Under the Nano Display License Agreement, the Company provided AUO with a non-exclusive, non-transferable, worldwide license to its Nano Field Emission Display patents and technology, in connection with AUO jointly developing nFED products with the Company.

On January 28, 2013, the Company terminated the AUO License Agreements due to numerous alleged material and continual breaches of the agreements by AUO.  On January 28, 2013, the Company also filed a lawsuit in the United States District Court for the Northern District of California against AUO and E Ink Corporation in connection with the AUO License Agreements, alleging breach of contract, breach of the implied covenant of good faith and fair dealing, fraudulent inducement, unjust enrichment, unfair business practices, and other charges (the “AUO/E Ink Lawsuit”).  In June 2013, the Company and AUO agreed to arbitrate the charges (the case against E Ink Corporation had been dismissed without prejudice) (the “AUO/E Ink Arbitration”).

The Agreements

Pursuant to the Settlement Agreement, AUO paid the Company $2,000,000 in U.S. currency, net of any Taiwanese withholding taxes. The Settlement Agreement further provides that:

●

the Company will dismiss the AUO/E Ink Lawsuit and AUO/E Ink Arbitration, with prejudice;

●

the AUO License Agreements are terminated;

●

AUO gives up all rights to the nFED Technology;

●

for a period of two years, the Company agrees not to initiate (whether on its own or through a third party) any patent infringement lawsuits against AUO or its affiliates alleging infringement by AUO’s or AUO’s affiliates products or services, for patents owned or controlled by the Company as of the date of the Settlement Agreement.  Any potential damages for patent infringement will toll uninterrupted during this two year period. The prohibition does not apply to patents acquired by the Company after the date of the Settlement Agreement; and

●

each of AUO and the Company mutually released each other from all claims that either may have against the other in connection with the AUO License Agreements, including any claims relating to the ePaper® Electrophoretic Display and nFED patents and technologies.

 Pursuant to the Patent Assignment Agreement, AUO paid the Company $7,000,000 in U.S. currency, net of any Taiwanese withholding taxes in exchange for the Company’s ePaper® Electrophoretic Display patent portfolio for which AUO was previously the exclusive licensee, consisting of:

●

10 active U.S. patents and 1 U.S. pending patent application; and

●

103 expired and/or abandoned U.S. and foreign patents and/or patent applications.

In connection with the lawsuit and settlement, the Company incurred a total of approximately $3,604,000 of legal fees and litigation costs.

Unwinding of Business Relationship and Interests with Videocon

On August 29, 2014, the Company and CopyTele International Ltd., a wholly-owned subsidiary of the Company (the “Subsidiary”), terminated their business relationship (the “Business Relationship”) with Videocon Industries Limited (“Videocon”) and Mars Overseas Limited, an affiliate of Videocon (“Mars” and together with the Company, the Subsidiary and Videocon, the “Parties”).  The Business Relationship began in November 2007 and related to a proposed joint development effort between the Company and Videocon to develop a certain Nano Field Emission Display technology (the “Technology”).  In connection with the proposed joint venture, (i) the Company granted a non-transferable, worldwide license to Videocon for the Technology (the “License”), (ii) the Subsidiary made a $5 million dollar loan to Mars (the “Subsidiary Loan”), (iii) Mars made an identical $5 million dollar loan to the Subsidiary (the “Mars Loan” and together with the Subsidiary Loan, the “Loans”), (iv) the Company sold to Mars 800,000 shares of the Company’s common stock (the “Shares”) and (v) Global EPC Ventures Limited sold to the Company 1,495,845 global depository receipts of Videocon (the “GDRs”). The Shares and GDRs were subsequently used to secure the Loans.

Because Videocon was unable to continue with its joint development responsibilities, the Technology was not jointly developed by the Parties. Accordingly, the Company and Videocon agreed to terminate the Business Relationship. In order to terminate the Business Relationship, the Parties entered into several agreements whereby: (i) the License was terminated, (ii) both of the Loans were canceled and (iii) the Shares and GDRs were exchanged for each other (collectively, the “Termination Transactions”). The result of these Termination Transactions was to undo the initial transactions between the Parties that set forth the Business Relationship. Aside from this business relationship there is no other material relationship between the Parties.  In accounting for the unwinding of this business relationship, the Company offset the two loans and then recorded its repurchased shares of common stock at the then current fair value of the GDRs and then retired and cancelled those shares.

Funding

In November 2013, the Company completed a private placement with a single institutional investor, pursuant to which the Company issued a $3,500,000 principal amount 6% convertible debenture due November 11, 2016.  On September 9, 2014, the Company and the holder of the Convertible Debenture agreed to a transaction resulting in the conversion of the principal and accrued interest of the Convertible Debenture into 739,958 shares of the Company’s common stock, and the concurrent conversion of 639,159 of such shares of common stock into 3,500 shares of Series A Convertible Preferred Stock.  For further details of this transaction see Note 5 “Convertible Debentures” herein.

In July 2014, the Company completed the sale of 640,000 shares of its common stock at the offering price of $6.25 per share.  The net proceeds from this sale totaled approximately $3,673,000.  See Note 6, “Shareholders’ Equity – Sale of Common Stock” for additional information regarding this transaction.

In October 2015, the “Company entered into an At Market Issuance Sales Agreement (the “Agreement”) with National Securities Corporation (“National”) to create an at-the-market equity program under which it may sell up to $10,000,000 worth of its common stock (the “Shares”) from time to time through National, as sales agent. The Company has no obligation to sell any of the Shares, and may at any time suspend offers under the Agreement or terminate the Agreement. The Shares will be issued pursuant to the Company’s previously filed registration statement that was declared effective by the Securities and Exchange Commission (the "SEC") on September 18, 2015. As of October 31, 2015, no Shares have been sold under the Agreement.

During the year ended October 31, 2015, cash provided by operating activities was approximately $1,363,000.  Cash provided by investing activities was approximately $45,000, which resulted from the proceeds on maturity of certificates of deposit totaling $3,000,000 which was offset by the purchase of certificates of deposit totaling $2,900,000 and the purchase of property and equipment of approximately $55,000.  Our cash used in financing activities was approximately $401,000, which resulted from approximately $445,000 for the repurchase of 92,232 shares of our common stock and the cancellation of warrants to purchase 16,000 shares of our common stock, offset by the proceeds from exercise of stock options of approximately $45,000.  As a result, our cash, cash equivalents, and short-term investments at October 31, 2015 increased approximately $908,000 to approximately $6,769,000 from approximately $5,861,000 at the end of fiscal year 2014.

Based on currently available information as of December 21, 2015, we believe that our existing cash, cash equivalents, short-term investments and expected cash flows will be sufficient to enable us to continue our business activities for at least 12 months.  However, our projections of future cash needs and cash flows may differ from actual results. If current cash on hand, cash equivalents, short term investments and cash that may be generated from our business operations are insufficient to satisfy our liquidity requirements, we may seek to sell equity securities or obtain loans from various financial institutions where possible.  The sale of additional equity securities or convertible debt could result in dilution to our stockholders. Additionally, the sale of equity securities or issuance of debt securities may be subject to certain security holder approvals or may result in the downward adjustment of the exercise or conversion price of our outstanding securities. We can give no assurance that we will generate sufficient cash flows in the future to satisfy our liquidity requirements or sustain future operations, or that other sources of funding, such as sales of equity or debt, would be available or would be approved by our security holders, if needed, on favorable terms or at all.  If we cannot obtain such funding if needed or if we cannot sufficiently reduce operating expenses, we would need to curtail or cease some or all of our operations.